Other Current Assets	6 Months Ended
Jun. 30, 2016
Other Current Assets [Abstract]
Other Current Assets
4. Other Current Assets:
The amount of other current assets shown in the condensed consolidated balance sheets is analyzed as follows:
	December 31, 2015	June 30, 2016
Inventories	$18,088	$18,872
Deferred mobilization expenses	43,825	34,276
Prepayments and advances	20,607	19,818
Other	2,013	7,327
	$84,533	$80,293